INTANGIBLE ASSETS AND GOODWILL, NET - Summary of key assumptions used for calculation of fair value less selling costs (Details)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections	4.00%
Discount rate used in current measurement of fair value less costs of disposal	13.20%
Mibanco - Edyficar Peru [Member]
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections	3.00%	3.00%
Discount rate used in current measurement of fair value less costs of disposal	12.19%	12.35%
Prima AFP - AFP Union Vida [Member]
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections	1.00%	1.00%
Discount rate used in current measurement of fair value less costs of disposal	11.43%	11.63%
Credicorp Capital Colombia S.A. [Member]
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections	3.80%	3.80%
Discount rate used in current measurement of fair value less costs of disposal	12.62%	12.62%
BCP stand-alone
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections	5.00%	5.00%
Discount rate used in current measurement of fair value less costs of disposal	10.93%	11.19%
Pacifico Seguros [Member]
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections	5.00%	5.00%
Pacifico Seguros [Member] | Fees One [Member]
Disclosure of detailed information about intangible assets [line items]
Discount rate used in current measurement of fair value less costs of disposal	10.44%	10.72%
Pacifico Seguros [Member] | Fees Two [Member]
Disclosure of detailed information about intangible assets [line items]
Discount rate used in current measurement of fair value less costs of disposal	11.81%	12.00%
Atlantic Security Holding Corporation [Member]
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections	2.00%	2.00%
Discount rate used in current measurement of fair value less costs of disposal	11.29%	11.41%
Mibanco Colombia - Bancompartir
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections	4.00%
Discount rate used in current measurement of fair value less costs of disposal	13.20%
Tenpo
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections	5.00%
Discount rate used in current measurement of fair value less costs of disposal	25.00%
Compaa Incubadora de Soluciones Mviles S.A. - Culqi
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections	5.00%
Discount rate used in current measurement of fair value less costs of disposal	25.00%